Condensed Balance Sheets (Unaudited) (Parenthetical) - $ / shares	Nov. 30, 2024	Aug. 31, 2024
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	500,000,000	500,000,000
Common stock, shares issued	39,667,607	49,665,649
Common stock, shares outstanding	39,667,607	49,665,649
Series A Preferred Stock [Member]
Preferred stock, par value	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	500,000	500,000
Preferred stock, shares issued	453,966	453,966
Preferred stock, shares outstanding	453,966	453,966
Series B Preferred Stock [Member]
Preferred stock, par value	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	3,000	3,000
Preferred stock, shares issued	2,500	0
Preferred stock, shares outstanding	2,500	0